      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 14, 2002


                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          [ ]     Pre-Effective Amendment No.

          [X]     Post-Effective Amendment No.   55
                                                ----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          [X]     Amendment No.   57
                                 ----


                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 800, Denver, Colorado  80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.


It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
          [X]     on May 17, 2002, pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (Post-Effective Amendment No. 53)

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Mid Cap Value Fund -- Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 55 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on March 15, 2002 (the "Amendment") and pursuant to that paragraph would become effective on May 15, 2002.

         This Post-Effective Amendment No. 55, filed pursuant to paragraph (b) of Rule 485, hereby designates May 17, 2002 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 14th of May, 2002.


                                         BERGER INVESTMENT PORTFOLIO TRUST
                                         ---------------------------------
                                         (Registrant)

                                         By   /s/  Jack R. Thompson
                                           -------------------------------------
                                         Name:  Jack R. Thompson
                                              ----------------------------------
                                         Title:  President
                                               ---------------------------------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                    Title                          Date
       ---------                    -----                          ----
/s/ Jack R. Thompson         President (Principal              May 14, 2002
--------------------------   Executive Officer)
Jack R. Thompson             and Trustee


/s/ Brian S. Ferrie          Vice President (Principal         May 14, 2002
--------------------------   Financial Officer)
Brian S. Ferrie



/s/ John A. Paganelli        Vice President and Treasurer      May 14, 2002
--------------------------   (Principal Accounting
John A. Paganelli            Officer)


Dennis E. Baldwin*           Trustee                           May 14, 2002
--------------------------
Dennis E. Baldwin

       Signature                    Title                          Date
       ---------                    -----                          ----
Katherine A. Cattanach*      Trustee                           May 14, 2002
--------------------------
Katherine A. Cattanach



Paul R. Knapp*               Trustee                           May 14, 2002
--------------------------
Paul R. Knapp



Harry T. Lewis, Jr.*         Trustee                           May 14, 2002
--------------------------
Harry T. Lewis, Jr.



Michael Owen*                Trustee                           May 14, 2002
--------------------------
Michael Owen



William Sinclaire*           Trustee                           May 14, 2002
--------------------------
William Sinclaire



Albert C. Yates*             Trustee                           May 14, 2002
--------------------------
Albert C. Yates



*By:/s/  Jack R. Thompson
    ----------------------
Attorney-in-fact